Eaton Vance

High Yield Municipal Income Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(2)	$567	$141,797

		$141,797

Education — 3.5%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(3)	$1,270	$1,392,364
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(3)	925	889,166
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(3)	545	579,411
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(3)	1,020	1,068,256
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	366,516
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	710	818,957
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	700	788,494
District of Columbia, (KIPP DC), 4.00%, 7/1/39	280	301,731
District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	286,953
District of Columbia, (KIPP DC), 4.00%, 7/1/49	385	406,968
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/49(3)	2,100	2,176,062
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(3)	750	748,853
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,070	1,093,326
Indiana Finance Authority, (KIPP Indianapolis, Inc.), 5.00%, 7/1/40	170	184,146
Indiana Finance Authority, (KIPP Indianapolis, Inc.), 5.00%, 7/1/55	460	490,383
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/35	300	335,181
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	1,200	1,310,688
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,441,880
Michigan State University, 5.00%, 2/15/44	1,000	1,217,700
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,112,000
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(3)	330	336,986
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(3)	205	213,329
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(3)	260	267,415
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/40(3)	840	899,186
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/50(3)	2,510	2,646,695
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.50%, 4/1/32	170	174,801
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.75%, 4/1/42	2,045	2,096,084
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,106,850
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,094,020
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,090,010
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,154,460

Security	Principal Amount (000’s omitted)	Value
University of California, 5.00%, 5/15/38(4)	$10,000	$11,050,700
Waco Education Finance Corp., TX, (Baylor University), 5.00%, 3/1/35	1,260	1,611,061
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/40	750	801,023
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	2,345	2,704,957

		$48,256,612

Electric Utilities — 3.2%
Arkansas River Power Authority, CO, 5.00%, 10/1/31	$1,500	$1,770,420
Arkansas River Power Authority, CO, 5.00%, 10/1/32	1,500	1,757,580
Arkansas River Power Authority, CO, 5.00%, 10/1/38	9,325	10,682,160
Arkansas River Power Authority, CO, 5.00%, 10/1/43	2,250	2,541,780
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	17,525,717
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	7,974,900
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/38	1,420	1,831,743

		$44,084,300

Escrowed/Prerefunded — 4.8%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	$5,000	$5,479,800
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,472,700
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	3,185	3,436,169
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	3,355	3,633,465
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	13,100	13,538,588
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,553,143
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	1,205	1,217,725
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	800	808,448
Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	1,905	2,053,571
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Prerefunded to 4/1/25, 5.00%, 4/1/30	800	952,616
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Prerefunded to 4/1/25, 5.00%, 4/1/35	1,000	1,190,770
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,325	1,389,647
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/31	6,250	7,408,875
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	195,780
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	150	150,606
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	1,125	1,129,635
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,747,018
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(4)	10,000	10,124,300
Will County Community Unit School District No. 365-U, IL, (Valley View), Prerefunded to 11/1/21, 5.75%, 11/1/32	3,855	4,066,639

		$66,549,495

General Obligations — 4.8%
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	$1,225	$924,324
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	1,027,590
Chicago Board of Education, IL, 5.00%, 12/1/21	790	815,817

Security	Principal Amount (000’s omitted)	Value
Chicago Board of Education, IL, 5.00%, 12/1/26	$1,595	$1,783,513
Chicago Board of Education, IL, 5.00%, 12/1/42	1,820	1,842,841
Chicago Board of Education, IL, 5.00%, 12/1/46	55	55,859
Chicago, IL, 5.00%, 1/1/40	2,000	2,032,140
Detroit, MI, 5.00%, 4/1/30	1,400	1,520,218
Detroit, MI, 5.00%, 4/1/31	865	934,624
Detroit, MI, 5.50%, 4/1/31	565	643,947
Detroit, MI, 5.50%, 4/1/32	595	677,889
Detroit, MI, 5.50%, 4/1/35	350	396,575
Detroit, MI, 5.50%, 4/1/45	1,930	2,161,388
Detroit, MI, 5.50%, 4/1/50	2,320	2,588,795
Illinois, 4.00%, 6/1/33	4,000	3,953,160
Illinois, 4.00%, 11/1/40	4,000	3,803,880
Illinois, 5.00%, 11/1/30	7,200	7,686,288
Illinois, 5.00%, 5/1/33	9,480	10,042,259
Illinois, 5.00%, 5/1/35	3,500	3,605,035
Illinois, 5.00%, 12/1/42	8,125	8,359,000
Illinois, 5.25%, 7/1/30	2,800	2,915,724
Illinois, 5.50%, 5/1/39	1,085	1,197,276
Illinois, 5.75%, 5/1/45	1,115	1,235,610
Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,630	2,026,883
Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	60	50,907
Will and Cook Counties Community High School District No. 210, IL, 3.375%, 1/1/33	450	451,021
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,709,440

		$66,442,003

Hospital — 11.0%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,442,638
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/40	2,125	2,454,864
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/45	3,000	3,412,020
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	272,658
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	594,990
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	537,805
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,126,530
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,744,232
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,104,680
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,191,060
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,794,897
Colorado Health Facilities Authority, (Boulder Community Health), 4.00%, 10/1/38	300	340,257

Security	Principal Amount (000’s omitted)	Value
Colorado Health Facilities Authority, (Boulder Community Health), 4.00%, 10/1/39	$300	$338,814
Colorado Health Facilities Authority, (Boulder Community Health), 4.00%, 10/1/40	300	337,407
Colorado Health Facilities Authority, (Parkview Medical Center, Inc.), (PSF Guaranteed), 4.00%, 9/1/45	1,000	1,083,320
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,427,698
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/31	1,500	1,750,365
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/32	1,500	1,742,340
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,759,664
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,857,424
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	8,880	9,483,751
Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group), 4.00%, 11/15/50	1,300	1,450,345
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	325,512
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,595	2,750,959
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	4,000	4,302,160
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,262,894
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	748,596
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,805	4,024,587
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	4,980,088
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/40	300	334,668
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	925	1,085,136
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	4,000	4,592,320
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 0.11%, 11/15/35(5)	5,000	5,000,000
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,222,290
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,898,820
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	6,265	6,537,590
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/41	1,750	1,954,750
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	10,000	10,736,300
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,000	1,156,760
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	2,000	2,302,660
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	3,900	4,476,342
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,142,840
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(3)	2,300	2,534,186
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,025	1,187,114
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	14,865	17,302,711
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/40	875	1,063,659
Palm Beach County Health Facilities Authority, FL, (Baptist Health South Florida Obligated Group), 3.00%, 8/15/44	1,170	1,186,263
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,165,007
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,235,247

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(4)	$7,000	$7,745,640
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,773,750
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,794,862
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,741,000

		$152,812,470

Housing — 0.9%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	$750	$752,438
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,243,912
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	3,917,984
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,500,350
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	860	860,000
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(6)	2,000	2,000,000

		$12,274,684

Industrial Development Revenue — 10.9%
Arkansas Development Finance Authority, (Big River Steel LLC), (AMT), 4.50%, 9/1/49(3)	$4,000	$4,009,960
Arkansas Development Finance Authority, (Big River Steel LLC), Green Bonds, (AMT), 4.75%, 9/1/49(3)	4,000	3,981,560
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,101	1,105,418
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	1,915,534
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(3)	795	848,376
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(3)	2,250	2,301,525
Houston, TX, (United Airlines, Inc. Terminal E Project), (AMT), 4.75%, 7/1/24	7,025	7,145,549
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/15/27	1,750	1,834,945
Illinois Finance Authority, (Navistar International Corp.), 4.75% to 8/1/30 (Put Date), 10/15/40(3)	2,460	2,500,147
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	7,550	7,848,527
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	2,091,406
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,710,275
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	1,330	1,364,819
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,051,420
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(3)	1,500	1,531,800
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(3)	6,335	6,403,355
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(3)	6,965	7,083,614
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(3)	11,690	11,545,278
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(3)	480	474,696
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,465,116

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$4,375	$4,484,025
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	2,045	2,125,143
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	5,100	5,363,568
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(3)	5,500	5,600,210
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.375%, 10/1/45	14,660	14,853,952
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	7,065	7,580,533
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,000	1,067,010
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,903,958
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,451,300
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	6,290	6,734,326
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(3)	1,440	1,538,467
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(3)	1,280	1,405,862
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	525,307
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	1,440	1,464,653

		$152,311,634

Insured-General Obligations — 1.4%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$480	$526,814
Atlantic City, NJ, (BAM), 5.00%, 3/1/42	1,250	1,461,063
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	603,680
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,144,880
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,576,701
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,367,507
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,579,487
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	3,155,208
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,567,700

		$18,983,040

Insured-Other Revenue — 2.3%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$7,363,460
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	9,395	7,877,614
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	9,600	7,399,968
Harris County-Houston Sports Authority, TX, (NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,063,844
Harris County-Houston Sports Authority, TX, (NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	370,676
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	2,432,325

Security	Principal Amount (000’s omitted)	Value
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/36	$110	$114,811
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/38	1,555	1,608,523
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/49	3,930	3,956,606

		$32,187,827

Insured-Special Tax Revenue — 2.1%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$750	$663,150
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/26	2,380	2,028,831
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	20,908,710
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	2,515	2,810,714
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	3,005	3,349,343

		$29,760,748

Insured-Transportation — 2.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,626,870
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	703,671
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,461,096
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,487,928
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 0.00%, (0.00% until 1/15/24), 1/15/32	1,955	2,303,928
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	11,930,100
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,352,181
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,876,512
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,811,317

		$32,553,603

Insured-Water and Sewer — 0.6%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,716,910
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,951,070
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	2,105,137
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,666,087

		$8,439,204

Lease Revenue/Certificates of Participation — 1.9%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(4)	$10,875	$12,428,820
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	945	958,750
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,535	1,559,207
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/43	1,530	1,709,928
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/44	8,290	9,337,275

		$25,993,980

Nursing Home — 0.0%(1)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$490	$492,749

		$492,749

Other Revenue — 2.0%
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	$650	$690,866
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	911,881
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,125,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(3)	1,260	1,403,602

Security	Principal Amount (000’s omitted)	Value
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(3)	$2,040	$2,226,232
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(4)	10,000	11,538,500
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,105	6,827,784
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	1,986,982
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	769,671

		$27,480,518

Senior Living/Life Care — 10.9%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,361,462
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,254,855
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/38	1,000	1,085,590
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,386,955
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/47	3,190	3,266,815
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48	425	440,802
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	250	264,280
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	300	318,456
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,317,472
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	853,725
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(3)	1,000	1,024,800
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	600	604,692
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,062,740
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	127,905
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	440,033
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	694,811
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	561,267
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	511,642
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,740,922
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,023,570
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,016,250
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,523,610
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/43	3,250	3,460,177
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,095	2,231,238
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,693,225
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	1,550	1,680,417
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	1,010	1,082,377
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(3)	1,000	1,072,700
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(3)	1,280	1,365,581
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	2,410	2,557,179
Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	400,318

Security	Principal Amount (000’s omitted)	Value
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	$370	$319,280
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	25	23,106
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,355,276
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	9,129,571
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,609,075
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,840,623
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(3)	585	593,055
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(3)	555	568,647
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(3)	1,745	1,792,673
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	565	603,041
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,058,620
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,808,726
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,366,546
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,600	1,600,144
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.375%, 1/1/39	1,250	1,252,600
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/49	6,000	6,155,700
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,887,892
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/45	1,000	1,081,980
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,485	2,650,451
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	75	81,807
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,295,672
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	7,475,377
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), 5.00%, 6/1/55	6,500	6,706,505
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(3)	770	803,426
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,354,925
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,265,470
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	1,945	2,104,957
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.75%, 11/15/51	3,250	3,401,742

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	$2,130	$2,248,960
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	5,410	5,635,705
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	456,863
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,397,954
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(3)	2,850	2,923,131
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,296,327
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,289,647
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,133,237
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	536,545
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(3)	1,500	1,564,425
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(3)	1,250	1,284,000
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/43(3)	4,000	4,284,800
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(3)	4,815	5,139,098
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/44(3)	1,385	1,433,129
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(3)	695	715,134
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38	175	174,991
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39	125	124,994
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	815	807,551
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,630	2,721,287

		$152,780,531

Special Tax Revenue — 5.6%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$6,985	$7,821,593
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,429	4,330,322
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,228,340
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	678,360
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,515	4,851,413
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(3)	900	944,091
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,657,623
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	1,005	10
New River Community Development District, FL, (Capital Improvements), 5.75%, 5/1/38	1,190	1,192,844
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/46	19,615	22,136,508
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	2,400	2,447,520
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(4)	10,000	11,543,300
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,264,950
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,415	2,428,089
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,575,270
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,048,480
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	471,456
South Village Community Development District, FL, 3.50%, 5/1/32	805	842,795
South Village Community Development District, FL, 3.625%, 5/1/35	500	522,720
South Village Community Development District, FL, 3.75%, 5/1/38	1,020	1,064,921
South Village Community Development District, FL, 4.875%, 5/1/35	500	535,565
South Village Community Development District, FL, 5.00%, 5/1/38	100	107,567
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,083	887,184

Security	Principal Amount (000’s omitted)	Value
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	$795	$603,135
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	560	508,049
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	3,495,096

		$78,187,201

Student Loan — 0.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	$3,990	$4,200,233
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,885,471

		$7,085,704

Transportation — 25.3%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,299,980
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/49	10,000	11,860,700
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	1,740	2,023,028
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	760	880,544
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,253,494
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	570,040
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,375	2,708,070
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,532,280
Chicago, IL, (O’Hare International Airport), 4.00%, 1/1/35	7,500	8,494,500
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,864,625
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	5,000	5,688,900
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,677,250
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,777,004
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,353,669
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/33	500	581,090
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/38	1,500	1,711,095
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,667,525
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/34	8,995	10,518,933
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/35	3,505	4,079,680
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,812,700
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/37	1,000	1,119,450
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/41	4,940	5,477,571
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,220,596
Illinois Toll Highway Authority, 4.00%, 1/1/44(4)	13,050	14,777,428
Illinois Toll Highway Authority, 5.00%, 1/1/40(4)	15,000	17,505,000
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	6,000	6,905,640
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,831,271
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	847,788
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	347,345
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	741,647
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	502,718

Security	Principal Amount (000’s omitted)	Value
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	$7,500	$8,794,800
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	570	348,703
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/33	4,400	2,563,000
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	12,697,150
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,343,991
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,627,900
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,481,050
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	3,200	3,568,608
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/43	1,460	1,658,443
New Jersey Turnpike Authority, 5.00%, 1/1/48(4)	5,000	5,984,000
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,247,100
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/43	1,500	1,686,060
New York Thruway Authority, 4.00%, 1/1/50	8,020	8,898,110
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,705	1,832,551
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	7,730	8,279,603
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	7,520	8,106,034
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	526,085
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,801,670
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(4)	10,000	10,433,800
Osceola County, FL, (Osceola Parkway), 5.00%, 10/1/44	2,000	2,332,760
Osceola County, FL, (Osceola Parkway), 5.00%, 10/1/49	2,500	2,897,075
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,875,144
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	215	215,860
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(4)	12,080	13,200,299
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/15/43	3,640	3,963,086
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/60	10,500	11,472,510
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(4)	10,000	10,400,000
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,050	4,745,871
Port of New Orleans, LA, (AMT), 5.00%, 4/1/44	6,750	7,998,547
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	10,996,100
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,163,972
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,500	2,713,475
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/48	5,500	5,912,775
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,501,212
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	315	353,093
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	585	653,597
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	305	339,685
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	375	460,774
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	11,865	13,516,608
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	18,356,417
Texas Transportation Commission, (State Highway System), 0.00%, 8/1/36	550	305,278

Security	Principal Amount (000’s omitted)	Value
Texas Transportation Commission, (State Highway System), 0.00%, 8/1/46	$2,500	$793,450
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	2,500	2,794,700

		$353,472,507

Water and Sewer — 0.2%
Great Lakes Water Authority, MI, 5.00%, 7/1/49	$1,000	$1,237,690
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,173,795

		$3,411,485

Total Tax-Exempt Municipal Securities — 94.2% (identified cost $1,246,747,057)		$1,313,702,092

Taxable Municipal Securities — 7.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$173	$43,198

		$43,198

Education — 0.1%
Massachusetts School Building Authority, 2.95%, 5/15/43	$1,400	$1,400,448

		$1,400,448

Escrowed/Prerefunded — 0.9%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$13,290,103

		$13,290,103

General Obligations — 2.8%
Alvarado Independent School District, TX, (PSF Guaranteed), 2.518%, 2/15/43	$970	$973,250
Amarillo Independent School District, TX, (PSF Guaranteed), 2.214%, 2/1/40	655	655,779
Atlantic City, NJ, 7.50%, 3/1/40	5,440	7,868,253
Bexar County, TX, 2.236%, 6/15/43	2,235	2,207,509
Chicago Board of Education, IL, 5.182%, 12/1/21(8)	325	332,543
Chicago, IL, 7.75%, 1/1/42	4,356	4,666,626
Clint Independent School District, TX, (PSF Guaranteed), 2.335%, 2/15/45	1,670	1,656,657
Crowley Independent School District, TX, (PSF Guaranteed), 2.214%, 8/1/40	1,395	1,386,811
Crowley Independent School District, TX, (PSF Guaranteed), 2.314%, 8/1/45	1,710	1,651,638
Dripping Springs Independent School District, TX, (PSF Guaranteed), 2.365%, 2/15/44	1,125	1,100,183
Homewood, AL, 2.753%, 9/1/46	2,335	2,346,792
Lockhart Independent School District, TX, (PSF Guaranteed), 2.311%, 8/1/44	400	396,760
Mansfield Independent School District, TX, (PSF Guaranteed), 2.529%, 2/15/41	2,620	2,634,384
New Caney Independent School District, TX, (PSF Guaranteed), 2.314%, 2/15/39	1,945	1,978,649
North East Independent School District, TX, (PSF Guaranteed), 2.477%, 2/1/40	2,125	2,143,700
Prosper Independent School District, TX, (PSF Guaranteed), 2.281%, 2/15/43	1,145	1,117,348
Sabine Independent School District, TX, (PSF Guaranteed), 2.31%, 2/15/40	1,570	1,558,429
Sedgwick County Unified School District No. 260, KS, 2.802%, 10/1/40(9)	1,250	1,264,525
Sedgwick County Unified School District No. 260, KS, 3.002%, 10/1/43(9)	2,500	2,516,075

		$38,455,911

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$13,557,202
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	6,286,440

		$19,843,642

Insured-General Obligations — 0.8%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$7,679	$7,625,066
Fresno Unified School District, CA, (AGM), 3.013%, 8/1/47	2,500	2,457,275
Livonia Public Schools School District, MI, (BAM), 3.016%, 5/1/43	1,400	1,403,570

		$11,485,911

Lease Revenue/Certificates of Participation — 0.1%
Michigan State Building Authority, 2.705%, 10/15/40	$1,225	$1,215,751

		$1,215,751

Senior Living/Life Care — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$7,495	$8,120,308

		$8,120,308

Special Tax Revenue — 0.3%
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.80%, 3/1/36	$1,150	$1,081,012
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	2,905	2,846,900

		$3,927,912

Transportation — 0.6%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$7,375	$8,341,641

		$8,341,641

Water and Sewer — 0.2%
Great Lakes Water Authority, MI, 3.473%, 7/1/41	$1,000	$1,071,850
Henrico County, VA, Water and Sewer System Revenue, 2.417%, 5/1/44	2,380	2,302,650

		$3,374,500

Total Taxable Municipal Securities — 7.8% (identified cost $102,005,337)		$109,499,325

Corporate Bonds & Notes — 2.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.6%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$4,360,743
CommonSpirit Health, 3.347%, 10/1/29	2,955	3,087,257
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	4,040	3,964,250
Montefiore Obligated Group, 4.287%, 9/1/50	11,260	11,059,997

		$22,472,247

Other — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(3)	$7,980	$9,131,195

		$9,131,195

Total Corporate Bonds & Notes — 2.3% (identified cost $30,400,000)		$31,603,442

Total Investments — 104.3% (identified cost $1,379,152,394)		$1,454,804,859

Other Assets, Less Liabilities — (4.3)%		$(60,179,537)

Net Assets — 100.0%		$1,394,625,322

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	15.8%
Texas	15.3%
Illinois	12.4%
Others, representing less than 10% individually	60.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 3.9% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $128,892,574 or 9.2% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2020.

(6)	The issuer is in default on the payment of principal and/or making only partial interest payments.

(7)	Defaulted security. Issuer has defaulted on the payment of interest.

(8)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(9)	When-issued security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	12/21/20	$(24,188,281)	$128,187
U.S. Long Treasury Bond	(112)	Short	12/21/20	(19,316,500)	419,789

					$547,976

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

At October 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,313,702,092	$—	$1,313,702,092
Taxable Municipal Securities	—	109,499,325	—	109,499,325
Corporate Bonds & Notes	—	31,603,442	—	31,603,442
Total Investments	$—	$1,454,804,859	$—	$1,454,804,859
Futures Contracts	$547,976	$—	$—	$547,976
Total	$547,976	$1,454,804,859	$—	$1,455,352,835

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.